UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2008

Check here if Amendment [ ]; Amendment Number:
                                               -------
This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Courage Capital Management, LLC
Address:   4400 Harding Road, Suite 503
           Nashville, TN  37205-2290

Form 13F File Number: 28-10362

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Richard C. Patton
Title:  Chief Manager
Phone:  615-369-0110

Signature,  Place,  and  Date  of  Signing:

/s/ Richard C. Patton           Nashville, TN               November 14, 2008
------------------------        ----------------            --------------------
[Signature]                     [City, State]               [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

FORM 13F SUMMARY PAGE

Number of Other Included Managers:                 0
                                         -----------
Form 13F Information Table Entry Total:           42
                                         -----------
Form 13F Information Table Value Total:     $295,401
                                         -----------
                                         (thousands)

List of Other Included Managers:  Not Applicable

                                              FORM 13F INFORMATION TABLE

                                                            VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER   VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT PRN CALL DSCRETN MANAGERS SOLE SHARED NONE
------------------------------ ---------------- --------- -------- ------- --- ---- ------- -------- ---- ------ ----
AGL Resources Ord Shs          Common           001204106    19400  618238 SH       DEF (1)             X      0    0
ALLIANCEBERNSTEIN HOLDING LP   Common           01881G106      629   17000 SH       DEF (1)             X      0    0
American Water Works Co        Common           030420103    17093  795000 SH       DEF (1)             X      0    0
Amsurg Corp Ord Shs            Common           03232P405     1274   50000 SH       DEF (1)             X      0    0
Avnet Ord Shs                  Common           053807AL7    20685  839813 SH       DEF (1)             X      0    0
BAXTER INTERNATIONAL INC       Common           071813109       77    1167 SH       DEF (1)             X      0    0
BERKSHIRE HATHAWAY INC DEL CL  Common           084670207       31       7 SH       DEF (1)             X      0    0
B
CEDAR FAIR LP-DEP RCPTS REPSTG Common           150185106      518   25000 SH       DEF (1)             X      0    0
Cisco Systems Ord Shs          Common           17275R102     7896  350000 SH       DEF (1)             X      0    0
Coach Ord Shs                  Common           189754104     8491  339100 SH       DEF (1)             X      0    0
COCA COLA CO                   Common           191216100       11     215 SH       DEF (1)             X      0    0
Covanta Holding Ord Shs        Common           22282E102     7786  325218 SH       DEF (1)             X      0    0
DaVita Ord Shs                 Common           23918K108     3421   60000 SH       DEF (1)             X      0    0
EBAY INC                       Common           278642103     1947   87000 SH       DEF (1)             X      0    0
Elan Depository Receipt        Common           284131208     7514  704245 SH       DEF (1)             X      0    0
ELN Jan9 12.5 C (Underlying:   Option           284131208     5335  500000 SH  CALL DEF (1)             X      0    0
Elan)
ELN Jan9 15.0 C (Underlying:   Option           284131208     5335  500000 SH  CALL DEF (1)             X      0    0
Elan)
ELN Jan9 10.0 P (Underlying:   Option           284131208     6402  600000 SH  PUT  DEF (1)             X      0    0
Elan)
EMC Corp                       Common           268648102    16697 1396058 SH       DEF (1)             X      0    0
Fidelity National Information  Common           31620M106    20701 1121400 SH       DEF (1)             X      0    0
Services Ord Shs
FPL Group Ord Shs              Common           302571104     7795  154980 SH       DEF (1)             X      0    0
Google Inc                     Common           38259P508     2483    6200 SH       DEF (1)             X      0    0
Halliburton Ord Shs            Common           406216101    18611  574580 SH       DEF (1)             X      0    0
INGRAM MICRO INC CL A          Common           457153104    18079 1125000 SH       DEF (1)             X      0    0
Keycorp Ord Shs                Common           493267108     2322  194508 SH       DEF (1)             X      0    0
News Class A Non-Voting Ord    Common           65248E104    15525 1294861 SH       DEF (1)             X      0    0
Shs
Nokia ADR                      ADR              654902204     6901  370000 SH       DEF (1)             X      0    0
NRG Energy Inc                 Common           629377508     3956  159825 SH       DEF (1)             X      0    0
NUVEEN MUNICIPAL VALUE FUND    Common           670928100      941  100000 SH       DEF (1)             X      0    0
OMNICOM GROUP INC              Common           681919106       13     330 SH       DEF (1)             X      0    0
PF Chang China Ord Shs         Common           69333Y108     5868  249283 SH       DEF (1)             X      0    0
RCII Dec8 20.0 P (Underlying:  Option           76009N100     2206   99000 SH  PUT  DEF (1)             X      0    0
Rent-A-Center)
Rent-A-Center Ord Shs          Common           76009N100     3206  143900 SH       DEF (1)             X      0    0
Schlumberger LTD               Common           806857108       19     240 SH       DEF (1)             X      0    0
Skilled Healthcare Group Ord   Common           83066R107     5087  320149 SH       DEF (1)             X      0    0
Shs Class A
SPDR GOLD TRUST                Common           78463V107      383    4500 SH       DEF (1)             X      0    0
StreetTRACKS Gld ETF           Common           78463V107     7743   90625 SH       DEF (1)             X      0    0
USEC Ord Shs                   Common           90333E108     6225 1150700 SH       DEF (1)             X      0    0
Wellpoint Ord Shs              Common           94973V107    13563  290000 SH       DEF (1)             X      0    0
Williams Cos Ord Shs           Common           969457100     3831  162000 SH       DEF (1)             X      0    0
Wyeth Ord Shs                  Common           983024100    17181  465097 SH       DEF (1)             X      0    0
Zep Ord Shs                    Common           98944B108     2222  125949 SH       DEF (1)             X      0    0


(1) Courage Investments, Inc. is the general partner of certain private investment funds managed by the Reporting Manager. However, the Reporting Manager has discretion over the investment and voting decisions with respect to securities directly owned by such funds pursuant to investment management agreements. Similarly, the Reporting Manager has discretion over the investment and voting decisions with respect to securities directly owned by other third party accounts that are managed by the Reporting Manager pursuant to trading manager agreements.